Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment Disclosure

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2012	December 31, 2013

Furniture and office equipment	696,780	866,517
Telecommunications equipment	4,699,800	4,835,937
Leasehold improvements	1,344,800	1,405,933
	6,741,380	7,108,387
Less: Accumulated depreciation and amortization	(3,823,268)	(5,740,027)
	2,918,112	1,368,360

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 was $3,409,647, $1,941,761 and $1,829,963, respectively.  The Company acquired $220,403 in additional property and equipment in 2013 (2012 and 2011: $1,231,013 and $2,428,694).